SCHEDULE OF LONG TERM DEBT (Details) ¥ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Debt Disclosure [Abstract]
Current portion of long-term debt			¥ 158,736
Long-term debt			264,560
Long-term debt, Total			¥ 423,296